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                                                           [MetLife Letterhead]

Metropolitan Life Insurance Company
1095 Avenue of the Americas
New York, NY 10036

November 9, 2009

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

    Re: Metropolitan Life Insurance Company
        Metropolitan Life Separate Account E
        File Nos. 333-160722/811-04001
        (Zenith Accumulator)
        Rule 497(j) Certification
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Commissioners:

On behalf of Metropolitan Life Insurance Company (the "Company") and Metropolitan Life Separate Account E (the "Account"), I hereby certify, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, that the form of Prospectus Supplement dated November 9, 2009 to the April 30, 1999 Prospectus (as annually supplemented) and the Statement of Additional Information dated November 9, 2009 being used for certain variable annuity contracts offered by the Company through the Account and otherwise required to be filed under paragraph (c) of Rule 497 does not differ from the Prospectus Supplement and Statement of Additional Information contained in Pre-Effective Amendment No. 1 for the Account filed electronically with the Commission on November 2, 2009.

If you have any questions, please contact me at (212) 578-2991.

Sincerely,

/s/ Curtis A. Young
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Curtis A. Young, Esq.
Senior Counsel
Metropolitan Life Insurance Company